SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Effect of adoption SCF (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Royalties received	$ 46,705,036	$ 30,470,480	$ 13,702,276
Interest received	248,667	86,616	5,541
Expenses paid	(1,457,039)	(1,047,221)	(1,124,467)
Net cash from operating activities	45,496,664	29,509,875	12,583,350
Maturities of U.S. Government securities	81,835,668	37,636,412	5,740,659
Purchases of U.S. Government securities	(90,260,269)	(60,977,805)
Net cash used for investing activities	(8,324,861)	(23,341,393)	5,740,659
Distributions to unitholders	(36,604,828)	(19,548,815)	(7,216,006)
Net change in cash and cash equivalents	566,975	(13,380,333)	11,108,003
Cash and cash equivalents, beginning of period	314,835	13,695,168	2,587,165
Cash and cash equivalents, end of period	881,810	314,835	13,695,168
Reconciliation of net income to net cash from operating activities
Net income	45,559,044	33,423,425	9,763,771
Decrease (increase) in accrued income receivable	(382,969)	(1,911,046)	933,101
Decrease (increase) in contract asset	42,907	72,142	(150,659)
Decrease (increase) in prepaid expense	168	(1,032)	1,322
Increase (decrease) in accrued expenses	277,514	25,801	(63,600)
Increase (decrease) in contract liability		(2,099,415)	2,099,415
Distributions declared and payable	18,236,814	15,481,612	1,836,801
Restatement Adjustment | Accounting Standards Update 2014-09 [Member]
Reconciliation of net income to net cash from operating activities
Net income		(72,142)	150,659
Decrease (increase) in contract asset		72,142	(150,659)
Increase (decrease) in deferred royalty revenue		2,099,415	(2,099,415)
Increase (decrease) in contract liability		(2,099,415)	2,099,415
As Previously Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Royalties received		30,470,480	13,702,276
Interest received		86,616	5,541
Expenses paid		(1,047,221)	(1,124,467)
Net cash from operating activities		29,509,875	12,583,350
Maturities of U.S. Government securities		37,636,412	5,740,659
Purchases of U.S. Government securities		(60,977,805)
Net cash used for investing activities		(23,341,393)	5,740,659
Distributions to unitholders		(19,548,815)	(7,216,006)
Net change in cash and cash equivalents		(13,380,333)	11,108,003
Cash and cash equivalents, beginning of period	$ 314,835	13,695,168	2,587,165
Cash and cash equivalents, end of period		314,835	13,695,168
Reconciliation of net income to net cash from operating activities
Net income		33,495,567	9,613,112
Decrease (increase) in accrued income receivable		(1,911,046)	933,101
Decrease (increase) in prepaid expense		(1,032)	1,322
Increase (decrease) in accrued expenses		25,801	(63,600)
Increase (decrease) in deferred royalty revenue		(2,099,415)	2,099,415
Distributions declared and payable		$ 15,481,612	$ 1,836,801